Pension and Other Post-Employment Benefits - Changes in the net defined benefit assets/liability remeasurement reserve (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Opening balance		€ (394)	€ (400)
Remeasurement of plan assets		274	(143)
Actuarial gains and losses arising from changes in demographic assumptions		6	(2)
Actuarial gains and losses		(206)	153
Taxation		(15)	(3)
Total Other comprehensive income movement for the year	[1]	58	6	€ (29)
Closing balance		€ (336)	€ (394)	€ (400)

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.